FINANCIAL EXPENSES, NET (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
FINANCIAL EXPENSES , NET [Abstract]
Bank charges	$ 942	$ 883	$ 1,331	$ 1,179	$ 950
Interest and debt related expense	2,207	1,590	1,947	1,765	1,744
Change in fair value of derivative and embedded derivative	817	(386)	(1,089)	(992)	1,207
Exchange rate (gain) loss, net	582	(625)	(608)	2,204	395
Total expenses	4,548	1,462	1,581	4,156	4,296
Interest income	(70)	(108)	(117)	(431)	(416)
Total financial expenses, net	$ 4,478	$ 1,354	$ 1,464	$ 3,725	$ 3,880